Taxes (Details) - Schedule of Deferred Tax Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Tax Assets [Abstract]
Net operating loss carryforward	$ 5,377,195	$ 2,618,287
Inventory reserve	233,069	351,397
Allowance for credit losses	282,295	246,647
Valuation allowance on net operating loss	(5,377,195)	(2,554,639)
Total	$ 515,364	$ 661,692